As filed with the Securities and Exchange Commission on May 16, 2011

File Nos. 811-21108

333-89354

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

under the

Securities Act of 1933	☒

Pre-Effective Amendment No.	☒
Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 14	☒

(Check appropriate box or boxes)

PIONEER SERIES TRUST X

(formerly, Pioneer Fundamental Growth Fund)

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Pioneer Investment Management, Inc.

60 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on [date] pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on [date] pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 16th day of May, 2011.

PIONEER SERIES TRUST X
By:	/s/Daniel K. Kingsbury
Daniel K. Kingsbury
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on May 16, 2011:

Signature	Title

John F. Cogan, Jr.*	Chairman of the Board, President (Principal Executive Officer) and Trustee
John F. Cogan, Jr.

Mark E. Bradley*	Treasurer (Principal Financial and Accounting Officer)
Mark E. Bradley

David R. Bock*	Trustee
David R. Bock

Mary K. Bush*	Trustee
Mary K. Bush

Benjamin M. Friedman*	Trustee
Benjamin M. Friedman

Margaret B. W. Graham*	Trustee
Margaret B. W. Graham

/s/Daniel K. Kingsbury	Executive Vice President and Trustee
Daniel K. Kingsbury

Thomas J. Perna*	Trustee
Thomas J. Perna

Marguerite A. Piret*	Trustee
Marguerite A. Piret

Stephen K. West*	Trustee
Stephen K. West

*By:	/s/Daniel K. Kingsbury	Dated: May 16, 2011
Daniel K. Kingsbury
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase